Land Use Rights, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2020
Land Use Rights [Line Items]
Amortization expenses of land use rights	$ 205	$ 262	$ 162
Future amortization expense next twelve months	1,309
Future amortization expense year two	625
Future amortization expense year three	237
Future amortization expense year four	204
Future amortization expense year five	112
Future amortization expense thereafter	68
Land use rights [Member]
Land Use Rights [Line Items]
Amortization expenses of land use rights	205	$ 262	$ 162
Future amortization expense next twelve months	91
Future amortization expense year two	91
Future amortization expense year three	91
Future amortization expense year four	91
Future amortization expense year five	91
Future amortization expense thereafter	$ 3,172